Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 1,395	$ 151	$ 1,513
Accounts Receivable	21	17
TOTAL CURRENT ASSETS	1,416	168
TOTAL ASSETS	1,416	168
CURRENT LIABILITIES
Accounts payable and accrued liabilities	394,119	344,605
Accrued Salaries - Related Parties	307,915	273,667
Deferred revenue	75	113
Current portion of long-term debt, including accrued interest	1,027	1,027
Lines of credit	90,569	90,160
TOTAL CURRENT LIABILITIES	793,705	709,572
LONG-TERM LIABILITIES
Notes payable - related-party	56,730	47,331
Notes payable - long-term	5,024	5,264
TOTAL LIABILITIES	855,459	$ 762,167
STOCKHOLDERS EQUITY (DEFICIT) MEMBERS (DEFICIT)
Common units no par value 1,675,000,000 and 0 authorized and 1,675,000,000 and 0 issued outstanding as of December 31, 2014 and 2013, respectively
Common stock $.01 par value 2,500,000,000 authorized, 388,475,000 and 388,475,000 issued, and outstanding as of December 31, 2014 and 2013, respectively	3,884,750	$ 3,884,750
Discount on common stock	$ (3,670,850)	$ (3,670,850)
Additional Paid in Capital
STOCKHOLDERS EQUITY (DEFICIT)	$ (1,067,943)	$ (975,899)
TOTAL STOCKHOLDERS EQUITY(DEFICIT) MEMBERS (DEFICIT)	(854,043)	(761,999)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT)	$ 1,416	$ 168
Restatement Adjustment [Member]
Current Assets
Cash			1,513
Accounts Receivable			10
TOTAL CURRENT ASSETS			1,523
TOTAL ASSETS			1,523
CURRENT LIABILITIES
Accounts payable and accrued liabilities			171,016
Accrued Salaries - Related Parties			$ 152,000
Deferred revenue
Current portion of long-term debt, including accrued interest			$ 878
Lines of credit			87,129
TOTAL CURRENT LIABILITIES			411,023
LONG-TERM LIABILITIES
Notes payable - related-party			23,541
Notes payable - long-term			6,410
TOTAL LIABILITIES			$ 440,974
STOCKHOLDERS EQUITY (DEFICIT) MEMBERS (DEFICIT)
Common units no par value 1,675,000,000 and 0 authorized and 1,675,000,000 and 0 issued outstanding as of December 31, 2014 and 2013, respectively
Common stock $.01 par value 2,500,000,000 authorized, 388,475,000 and 388,475,000 issued, and outstanding as of December 31, 2014 and 2013, respectively			$ 3,884,750
Discount on common stock			$ (3,670,850)
Additional Paid in Capital
STOCKHOLDERS EQUITY (DEFICIT)			$ (653,351)
TOTAL STOCKHOLDERS EQUITY(DEFICIT) MEMBERS (DEFICIT)			(439,451)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT)			$ 1,523